Accumulated other comprehensive income	12 Months Ended
Sep. 30, 2018
Analysis Of Other Comprehensive Income By Item [Abstract]
Accumulated other comprehensive income
Accumulated other comprehensive income

	As at September 30, 2018	As at September 30, 2017
	$	$
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $72,054 as at September 30, 2018 ($65,850 as at September 30, 2017)	759,015	695,591
Net losses on derivative financial instruments and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $73,502 as at September 30, 2018 ($69,296 as at September 30, 2017)	(479,400)	(453,690)
Net unrealized (losses) gains on cash flow hedges, net of accumulated income tax recovery of $12,286 as at September 30, 2018 (net of accumulated tax expense of $2,332 as at September 30, 2017)	(26,786)	1,670
Net unrealized losses on available-for-sale investments, net of accumulated income tax recovery of $734 as at September 30, 2018 ($178 as at September 30, 2017)	(2,616)	(562)
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $13,021 as at September 30, 2018 ($20,933 as at September 30, 2017)	(48,617)	(83,618)
	201,596	159,391

For the year ended September 30, 2018, $145,000 of the net unrealized gains previously recognized in other comprehensive income, net of income tax expense of $694,000, were reclassified to net earnings for derivative financial instruments designated as cash flow hedges ($15,425,000 of the net unrealized gains net of income tax expense of $9,534,000 for the year ended September 30, 2017).